Equity - Schedule of allotted and fully paid share capital (Details) - GBP (£) £ in Millions, shares in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Number of shares (in shares)	2,460	2,498	2,559
Nominal value	£ 712	£ 723	£ 741